Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2012
Marketable Securities [Abstract]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)

	September 30, 2012
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands, unaudited)
U.S. government agency securities	$20,011	$2	$(1)	$20,012
Corporate debt securities	12,487	22	(8)	12,501
Commercial paper	2,499	—	(5)	2,494
U.S. municipal securities	11,662	3	(5)	11,660
Certificates of deposit/time deposits	4,696	—	(4)	4,692

Total marketable securities	$51,355	$27	$(23)	$51,359

Summary of held-to-maturity debt securities by contractual maturity at amortized cost

September 30, 2012
(in thousands, unaudited)
Due in one year or less	$21,704
Due after one year through three years	29,651

Total marketable securities	$51,355